Cover	Feb. 07, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	SESEN BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36296
Entity Tax Identification Number	26-2025616
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	444-8550
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SESN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001485003
Amendment Flag	false
Document Period End Date	Feb. 28, 2023